Loans receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan receivable, gross	$ 0	$ 0
Loans receivable, net	37,066	670
Less: classified as non-current loans receivable, net	(6,019)	0
Total current loans receivable, net	31,047	670
Consumer Loan [Member]
Personal loans	30,941	670
Loans receivable, net	6,125
Corporate Loans [Member]
Personal loans	6,125	$ 0
Loans receivable, net	$ 30,941